Medical Claims and Related Payables - Summary Changes in Medical Claims and Related Payables (Parenthetical) (Details) $ in Millions	Feb. 28, 2021 USD ($)
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Claims paid related to discontinued operations current year	$ 1.5